COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for the premise leases
Fiscal year ending December 31, 2017	$66,056 (CDN$88,691)
Fiscal year ending December 31, 2018	12,784 (CDN$17,165)
Total	$78,840 (CDN$105,856)